Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2013
Stock Based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We applied the following weighted average assumptions to estimate the fair value of stock option grants made in the following periods:

	2013	2012	2011
Expected term in years	5.8	5.3	5.2
Expected volatility	44.0%	47.3%	46.5%
Risk-free interest rate	1.0%	0.8%	2.1%
Dividend yield	1.4%	1.4%	1.4%

Summary of stock option activity

The table below summarizes the changes in all stock options during the year ended September 30, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at September 30, 2012	1,341,969	$41.73
Granted	197,860	79.81
Exercised	(312,293)	31.83
Expired	(3,200)	34.50
Forfeited	(40,585)	66.29
Outstanding at September 30, 2013	1,183,751	$49.88	6.4	$60.8
Exercisable at September 30, 2013	698,916	$35.31	4.9	$46.1
Vested and expected to vest at September 30, 2013	1,164,815	$49.51	6.4	$60.3

Summary of restricted stock awards - vested, granted and changes
The following table represents a summary of restricted stock shares granted in fiscal 2013, 2012 and 2011 with terms defined in the applicable grant letters. The shares are not deemed to be issued and carry dividend and voting rights until the relevant conditions defined in the award documents have been met, unless otherwise noted.

	2013	2012	2011
Shares of restricted stock granted to non-employee directors(1)	11,925	20,700	20,155
Shares of restricted stock granted to employees:
Shares granted for attainment of a performance condition at an amount in excess of target(2)	120,293	—	173,028
Shares granted with a service condition and a Cash Flow to Equity Ratio performance condition at target(3)	314,120	389,550	262,775
Shares granted with a service condition(4)	15,000	—	—
Total restricted stock granted	461,338	410,250	455,958

(1)
Non-employee director grants vest over one year and are deemed issued on the grant date and have voting and dividend rights. Also includes converted restricted stock units held by the Smurfit-Stone directors who served on the RockTenn board of directors in fiscal 2011.

(2)
Shares issued in fiscal 2013 for the fiscal 2010 Cash Flow to Equity Ratio were at 150% of target. Shares issued in fiscal 2011 for the fiscal 2009 Cash Flow to Equity Ratio, the fiscal 2008 Annual Average Return over Capital Costs and the fiscal 2008 Total Shareholder Return were each at 150% of target.

(3)	These employee grants vest over approximately three years and have adjustable ranges from 0-200% of target subject to the level of performance attained in the respective award agreement.

(4)	These shares vest over four years.
The following table represents a summary of restricted stock vested in fiscal 2013, 2012 and 2011 (in millions, except shares):

	2013	2012	2011
Shares of restricted stock vested	379,843	495,368	420,596
Aggregate fair value of restricted stock vested	$26.6	$33.6	$28.0

The table below summarizes the changes in unvested restricted stock awards during the year ended September 30, 2013:

	Shares	Weighted Average Grant Date Fair Value
Unvested at September 30, 2012	862,675	$58.66
Granted	461,338	71.60
Vested	(379,843)	43.69
Forfeited	(66,610)	66.42
Unvested at September 30, 2013(1)	877,560	$71.35

(1)
Target awards, net of subsequent forfeitures, granted in fiscal 2013, 2012 and 2011 of 302,360, 323,275 and 225,000 shares, respectively, may be increased to 200% of the target or decreased to zero, subject to the level of performance attained. The awards are reflected in the table at the target award amount of 100%. Based on current facts and assumptions we are forecasting the performance of the fiscal 2013, fiscal 2012 and fiscal 2011 grants to be attained at approximately 200%, 200% and 100% of target, respectively. However, it is possible that the performance attained may vary.